Expense Example	Dec. 31, 2025 USD ($)
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 114
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,416
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,344
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	2,572
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	1,055
Expense Example, with Redemption, 10 Years	2,314
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	2,246
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,979
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	814
Expense Example, with Redemption, 10 Years	1,806
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,527
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	141
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	$ 1,375